Financial Income and Expenses, Net (Details) - Schedule of Financial Expenses - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Expenses [Abstract]
Interest and fees to banks				$ 17	$ 82	$ 120
Notional interest and linkage in respect of shareholder’s loan	[1]				8	55
Interest on EIB loan				92
Interest on lease liabilities				69	179	104
Exchange rate differences					75	12
Fair value adjustment of share option’s liability – Note 12C.						730
Interest on convertible loans						93
Adjustment of royalties’ obligation				180	11
Total financial expenses		$ 119	$ 154	$ 358	$ 355	$ 1,114

[1]	The shareholder’s loan was repaid in full in February 2021.